Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

September 29, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Government Money Market Portfolio

(the Fund) a series of Schwab Annuity Portfolios (the Registrant)

(File Nos. 033-74534 and 811-08314)

Ladies and Gentlemen:

On behalf of the Registrant and filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the 497 dated September 24, 2020 to the Fund’s prospectus, dated April 28, 2020, as supplemented. The purpose of this filing is to submit, in XBRL, the 497 dated September 24, 2020.

Any questions or comments on this filing should be directed to the undersigned at (415) 667-0780.

Respectfully,

/s/ Christine Pierangeli
Christine Pierangeli
Corporate Counsel